SCHEDULE OF FINANCE COST (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Other Income and Expenses [Abstract]
Change in Fair Value of Warrants Liability		$ 271
Realized Losses	5	53
Bank Fees	178	110
Finance Costs	(149)	118
Total Finance Expenses	$ 34	$ 552